DISPOSITION OF BUSINESSES (Details) - Global intermodal logistics operation - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Mar. 26, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025
Disclosure of subsidiaries [line items]
Ownership interest	33.00%	33.00%	33.00%	33.00%
Net proceeds	$ 120		$ 120
Gain on disposition of business			$ 50
Retained ownership percentage	0.67		0.67
Consortium
Disclosure of subsidiaries [line items]
Net proceeds			$ 440
Gain on disposition of business			$ 190